-------------------------------
                         Semiannual Report June 30, 1999
                         -------------------------------

                                   OPPENHEIMER
                                    Bond Fund
                               [Graphic of Checks]


                                     [Logo]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 5 An Interview
   with Your Fund's
   Managers

11 Financial
   Statements

45 Officers and
   Trustees

48 Information and
   Services

Report highlights
--------------------------------------------------------------------------------

o We benefited from our diversification among a wide range of industries, realizing good returns during the first three months of the year from growth-oriented sectors such as telecommunications, and later from value-oriented sectors such as energy.

o We believe that the economic environment is likely to grow more favorable for bonds during the second half of the year.



Cumulative Total Returns
For the 6-Month Period Ended 6/30/99

Class A
Without             With
Sales Chg.(1)       Sales Chg.(2)
---------------------------------
-1.74%              -6.40%
---------------------------------

Class B
Without             With
Sales Chg.(1)       Sales Chg.(2)
---------------------------------
-2.20%              -6.95%
---------------------------------

Class C
Without             With
Sales Chg.(1)       Sales Chg.(2)
---------------------------------
-2.19%              -3.14%
---------------------------------

Class Y
Without             With
Sales Chg.(1)       Sales Chg.(2)
---------------------------------
-1.61%              -1.61%
---------------------------------




Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A returns include the current maximum initial sales charge of 4.75%. Class B returns include the applicable contingent deferred sales charge of 5%. Class C returns include the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

                    2        Oppenheimer Bond Fund

[Photo of James C. Swain]
James C. Swain
Chairman
Oppenheimer
Bond Fund

[Photo of Bridget A. Macaskill
Bridget A. Macaskill
President
Oppenheimer
Bond Fund


Dear shareholder,
--------------------------------------------------------------------------------

According to popular belief, the last six months have been particularly favorable for the financial markets.
      The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)
      Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.
      Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.

                                                                  (over, please)

1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.

                    3        Oppenheimer Bond Fund

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.
      Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/ James C. Swain           /s/ Bridget A. Macaskill

James C. Swain               Bridget A. Macaskill
July 22, 1999


                    4        Oppenheimer Bond Fund

[Photo of Portfolio Management Team]
Portfolio Management Team (l to r)
David Negri
John Kowalik


An interview with your Fund's managers
--------------------------------------------------------------------------------

How did Oppenheimer Bond Fund perform during the six-month period that ended June 30, 1999?

Although the Fund benefited from its exposure to specific sectors, such as corporate bonds, we were somewhat disappointed with the overall performance of the Fund during a period that proved to be a difficult and volatile time for bond investing.

What made this such a difficult and volatile period?

The year began with the U.S. economy growing at a surprisingly robust rate, fueled by high levels of consumer confidence and consumer spending. Most bond sectors reacted negatively to the economy's unexpectedly high rate of growth, and the resulting increased potential for inflation, since inflation undermines the value of a bond's income. However, corporate securities remained relatively strong as investors shifted their focus from fixed income sectors offering higher levels of safety, such as Treasuries, to sectors offering greater yields, such as high yield corporate bonds and mortgage-backed securities (MBS).
      In early April, reassured by evidence that the U.S. economy was continuing to grow and that global economies were stabilizing, investors began looking for undervalued opportunities among companies in basic industries that stood to benefit from a global recovery. This abrupt shift in market sentiment affected bonds and equities alike, undermining the market performance of high-growth sectors while driving prices higher among these basic industrial sectors.



                    5        Oppenheimer Bond Fund

An interview with your Fund's managers
--------------------------------------------------------------------------------

How did you manage the Fund in light of these conditions?

We positioned the Fund to take advantage of these conditions by redeploying some of our U.S. Treasury holdings into corporate bonds and MBS, both of which benefited from the increased demand for higher yielding bonds. At the beginning of the period, at least 52% of the portfolio was made up of corporate bonds and collateralized mortgage obligations (CMOs). By the end of the period, that number had risen to approximately 57%. As a result, the Fund enjoyed relatively strong performance during the rally in higher yielding bonds that occurred during the first quarter of 1999.
      From January through March, we achieved our best results from new issues and from investments in the media/entertainment: telecommunications sector, many of which we sold when we believed they no longer offered further potential for price appreciation. We also realized significant gains from investments in the energy sector, which benefited from the rising price of oil. At the same time, we maintained our emphasis on the higher grade segment of the corporate bond market, maintaining an average credit rating of "A," which reduces the Fund's credit risk.(1)
      Our diversified investment approach helped cushion the Fund from market volatility in April 1999 when investors began showing renewed interest in basic industries that stood to benefit from a global recovery. Although many of our holdings were in high-growth sectors that had performed well until that time, many others were in basic industrial sectors favored during the shift in market sentiment.


1. The average credit rating of "A" refers to the Fund's underlying portfolio holdings, not the Fund itself.


                    6         Oppenheimer Bond Fund

Avg Annual Total Returns
For the Periods Ended 6/30/992
Class A

1 year  5 year  10 year
-------------------------
-4.78%  6.09%   6.86%
-------------------------

Class B
                Since
1 year  5 year  Inception
-------------------------
-5.57%  5.99%   4.84%
-------------------------

Class C
                Since
1 year  5 year  Inception
-------------------------
-1.81%  N/A     4.92%
-------------------------

Class Y
                Since
1 year  5 year  Inception
-------------------------
0.17%   N/A     2.31%
-------------------------


Did any portfolio management moves fail to achieve your objectives during the period?

One strategy we employed was to slightly increase the Fund's average duration throughout the period. Generally speaking, bonds with longer durations offer higher yields than similar bonds with shorter durations. We shifted the Fund into longer duration instruments to capture those higher yields. However, duration is also a measure of a bond's price sensitivity to changes in interest rates, and rising interest rates generally have a greater negative impact on longer duration bonds than shorter duration bonds. With the U.S. economy growing at a faster-than-expected pace, concern grew that the Federal Reserve Board (the "Fed") might be forced to raise interest rates to restrain inflation. (This concern proved justified when the Fed raised short-term interest rates on June 30, 1999.) As a result, short duration instruments generally outperformed long duration instruments, thereby detracting from the Fund's performance.




2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 5/3/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 7/11/95. Class Y shares were first publicly offered on 4/27/98 and are offered only to certain institutional investors under special agreements with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

                    7        Oppenheimer Bond Fund

Standardized Yields(3)
For the 30 Days Ended 6/30/99
-----------------------------
Class A                 6.37%
-----------------------------
Class B                 5.94
-----------------------------
Class C                 5.93
-----------------------------
Class Y                 7.04
-----------------------------


An interview with your Fund's managers
--------------------------------------------------------------------------------

What is your outlook for the Fund?

We believe that the rate of U.S. economic growth will slow during the remainder of 1999, providing a more hospitable environment for bonds in general, and more favorable conditions for our duration position. We also believe that, despite recent declines, Treasury bond prices still remain somewhat elevated by historical standards when compared to the prices of higher yielding fixed income instruments. Therefore, we expect that these corporate and mortgage securities will appreciate in price relative to Treasury bonds, though for how long and to what degree will depend on the market's reaction to a wide range of economic developments. Accordingly, we intend to maintain our emphasis on corporate bonds while closely monitoring developments in the sector.





3. Standardized yield is based on net investment income for the 30-day period ended June 30, 1999. Falling share prices will tend to artificially raise yields.
4. Pie chart is based on total market value of investments as of June 30, 1999, and is subject to change. Average credit quality and ratings allocations include rated securities and those not rated by a national rating organization (currently 7.8% of total investments) but to which ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. Under normal market conditions, the Fund invests at least 65% of its assets in investment grade securities. Securities rated below investment grade (up to 35% of Fund's assets) carry a greater risk of default. While the Fund has generally invested under 10% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by prospectus.
5. Portfolio is subject to change. Percentages are as of June 30, 1999, and are based on net assets.
6. Portfolio is subject to change. Percentages are as of June 30, 1999, and are based on total market value of investments.

                    8        Oppenheimer Bond Fund

Credit Allocation(4)

[Begin: Tabular Representation of Pie Chart]

[ ] Treasury/Agency          21.3%
[ ] AAA/AA                    6.7
[ ] A/BBB                    55.3
[ ] BB/B                     16.0
[ ] CCC/C                     0.7

[End: Tabular Representation of Pie Chart]

We also remain watchful for Y2K-related business disruptions that might affect corporate performance, thereby negatively affecting corporate debt obligations.
      Whatever changes occur in the market and the economy, we believe our flexibility to allocate assets among many different fixed income segments is a key reason why Oppenheimer Bond Fund remains part of The Right Way to Invest.

Corporate Bonds & Notes--Top 10 Industries(5)
------------------------------------------------------------------------
 Financial                                                         22.8%
------------------------------------------------------------------------
 Transportation                                                     5.0
------------------------------------------------------------------------
 Utilities                                                          3.5
------------------------------------------------------------------------
 Service                                                            3.4
------------------------------------------------------------------------
 Media/Entertainment: Telecommunications                            2.6
------------------------------------------------------------------------
 Retail                                                             2.5
------------------------------------------------------------------------
 Energy                                                             2.4
------------------------------------------------------------------------
 Chemicals                                                          1.7
------------------------------------------------------------------------
 Housing                                                            1.6
------------------------------------------------------------------------
 Media/Entertainment: Diversified Media                             1.5
------------------------------------------------------------------------


 Top 5 Holdings by Issuer(6)
------------------------------------------------------------------------
 Federal National Mortgage Assn.                                    8.8%
------------------------------------------------------------------------
 Government National Mortgage Assn.                                 6.1
------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.                                   5.4
------------------------------------------------------------------------
 Dresdner Funding Trust II                                          2.2
------------------------------------------------------------------------
 Liberty Mutual Insurance                                           2.1
------------------------------------------------------------------------

                    9         Oppenheimer Bond Fund

                           Financials
                           -----------------------------------------------------












                    10       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
==================================================================================================
Asset-Backed Securities--0.5%
--------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F, 6%, 5/17/40(2)                      $ 2,500,000   $ 1,462,500
--------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed
Certificates, Series 1997-1, Cl. A, 6.25%, 8/25/05                           125,000       123,906
--------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07(2)                                     175,000       173,510
--------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile
Receivables-Backed Nts.:
Series 1996-A, Cl. A-4, 5.85%, 7/15/01                                        52,506        52,622
Series 1997-A, Cl. A-5, 6.80%, 2/15/05(2)                                    150,000       150,539
                                                                                       -----------
Total Asset-Backed Securities (Cost $2,526,324)                                          1,963,077

==================================================================================================
Mortgage-Backed Obligations--36.6%
--------------------------------------------------------------------------------------------------
Government Agency--20.7%
--------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--14.5%
Federal Home Loan Mortgage Corp., Certificates of Participation:
9%, 3/1/17                                                                   268,157       284,019
Series 17-039, 13.50%, 11/1/10                                                24,430        27,594
Series 17-094, 12.50%, 4/1/14                                                 17,393        19,441
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
Series 1343, Cl. LA, 8%, 8/15/22                                           1,600,000     1,650,496
Series 151, Cl. F, 9%, 5/15/21                                               650,703       679,374
Series 1711, Cl. EA, 7%, 3/15/24                                             200,000       197,750
Series 1712, Cl. B, 6%, 3/15/09                                            1,000,000       969,680
Series 1714, Cl. M, 7%, 8/15/23                                            1,000,000       987,810
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg
Participation Certificates:
6%, 3/1/09                                                                   220,824       215,878
Series 1460, Cl. H, 7%, 5/15/07                                            1,500,000     1,520,145
Series 1843, Cl. VB, 7%, 4/15/03                                              85,000        85,983
Series 1849, Cl. VA, 6%, 12/15/10                                            173,357       172,708
Series G056, Cl. H, 9%, 7/20/24                                            2,493,000     2,605,185
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2054, Cl. TE, 6.25%, 4/15/24       850,000       825,826
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 1583, Cl. IC, 13.292%, 1/15/20(3)                                     362,685        33,095
Series 1661, Cl. PK, 18.919%, 11/15/06(3)                                    337,979        15,946
Series 194, Cl. IO, 10.468%, 4/1/28(3)                                     8,640,401     2,675,824
Series 197, Cl. IO, 10.486%, 4/1/28(3)                                     8,008,013     2,512,514
Series 202, Cl. IO, 12.097%, 4/1/29(3)                                    16,488,649     5,327,895


                    11       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored  (continued)
Federal National Mortgage Assn.:
6%, 12/1/03                                                              $   136,244   $   134,315
6.50%, 4/1/26-11/1/28                                                      4,242,088     4,093,971
7%, 4/1/00-7/25/27                                                        11,154,984    11,033,397
7.50%, 2/1/08-3/1/08                                                         318,063       324,005
11%, 7/1/16                                                                2,526,031     2,817,314
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                            540,000       555,860
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                        113,819       113,641
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Mtg. Pass-Through
Certificates, 8%, 8/1/17                                                     216,869       220,598
Federal National Mortgage Assn., Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates:
Trust 1991-170, Cl. E, 8%, 12/25/06                                        1,746,980     1,790,096
Trust 1992-162, Cl. C, 7%, 10/25/21                                        8,400,000     8,365,812
Trust 1995-4, Cl. PC, 8%, 5/25/25                                            869,210       904,787
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security, Trust 294, Cl. 2, 15.962%-17.379%, 2/1/28(3)        11,221,319     3,308,536
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 277-C1, 8.497%, 4/1/27(4)                        183,822       136,517
                                                                                       -----------
                                                                                        54,606,012

--------------------------------------------------------------------------------------------------
GNMA/Guaranteed--6.2%
Government National Mortgage Assn.:
6%, 7/20/27                                                                  129,098       130,369
7%, 7/20/25(5)                                                               484,399       489,772
7%, 7/15/09-8/15/28                                                        4,961,490     4,903,951
7.50%, 1/15/28-9/15/28                                                    12,242,918    12,381,842
8%, 6/15/05-8/15/28                                                        4,065,770     4,184,140
9%, 2/15/09-6/15/09                                                          248,135       264,030
10%, 11/15/09                                                                167,357       178,151
10.50%, 12/15/17-5/15/21                                                     206,980       223,286
11%, 10/20/19                                                                466,942       521,808
12%, 5/15/14                                                                     897         1,014
13%, 12/15/14                                                                 26,597        30,754
                                                                                       -----------
                                                                                        23,309,117


                    12       Oppenheimer Bond Fund

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Private--15.9%
--------------------------------------------------------------------------------------------------
Commercial--13.8%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg
Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(2)         $   150,000   $   118,125
--------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-D3, Cl. A5, 8.332%, 10/13/26(6)                                  800,000       740,625
Series 1996-MD6, Cl. A5, 7.438%, 11/13/26(6)                               2,000,000     1,975,000
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(6)                                   333,000       256,982
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(6)                                   333,000       252,872
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(6)                                   334,000       228,059
Series 1997-D5, Cl. A6, 7.439%, 2/14/41(6)                                 1,500,000     1,261,406
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                     2,000,000     1,463,125
--------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D5, Cl. PS1, 8.192%, 2/14/41(3)                      6,126,115       557,094
--------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates,
Series 1997-CTL1, 9.604%, 6/22/24(2)(3)                                   13,149,070       534,181
--------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 6.72%, 12/25/03(2)(6)                                 250,000       217,500
--------------------------------------------------------------------------------------------------
CMC Securities Corp. I, Collateralized Mtg. Obligations,
Series 1993-D, Cl. D-3, 10%, 7/25/23                                         113,187       113,754
--------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 30.084%, 12/25/20(2)(3)    18,624,900       250,272
--------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, Series 1999-C1,
Cl. C, 7.35%, 8/17/13                                                      5,250,000     5,003,906
--------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1994-C1, Cl. 2-D, 8.70%, 9/25/25                                    1,000,000       985,312
Series 1994-C1, Cl. 2-E, 8.70%, 9/25/25                                    1,000,000       980,000
--------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 1998-C2,
Cl. E, 6.778%, 5/18/13                                                     2,000,000     1,686,250
--------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations:
Series 1997-C2, Cl. D, 7.192%, 1/15/08                                     1,500,000     1,415,625
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                      1,000,000       656,250
Series 1998-C1, Cl. E, 7.154%, 3/15/11(6)                                  1,500,000     1,431,562
--------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg
Pass-Through Certificates:
Series 1997-CL1, Cl. F, 7.352%, 7/13/30(6)                                 1,000,000       971,562
Series 1997-CL1, Cl. F, 7.822%, 7/13/30(6)                                 1,000,000       924,062
--------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. D, 7.42%, 4/25/28                                      1,500,000     1,470,000
Series 1997-C2, Cl. D, 7.072%, 12/10/29(6)                                 1,000,000       940,000


                    13       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Commercial  (continued)
Morgan Stanley Capital I, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1996-C1, Cl. D1, 7.426%, 2/15/28(2)(6)                            $ 1,000,000   $   975,312
Series 1996-C1, Cl. E, 7.426%, 3/15/06(2)(6)                               1,100,000       908,187
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(2)                                    225,000       170,156
Series 1997-RR, Cl. E, 7.727%, 4/30/39(2)(6)                                 400,000       274,375
Series 1997-RR, Cl. F, 7.649%, 4/30/39(2)                                    400,000       219,625
--------------------------------------------------------------------------------------------------
NationsCommercial Corp., NB Commercial Mtg. Pass-Through
Certificates, Series DMC, Cl. B, 8.562%, 8/12/11(2)                        3,000,000     2,948,437
--------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 7/25/02(2)                                 4,280,275     4,218,747
--------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-1A, 10.06%, 3/1/29(2)                                          3,492,091     3,492,091
--------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1995-2, Cl. A3, 6.50%, 2/25/12                           74,000        73,376
--------------------------------------------------------------------------------------------------
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through
Certificates, Series 1, Cl. D, 7.68%, 12/21/26(2)                          1,500,000     1,450,547
--------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. C, 8%, 6/25/26                                         1,500,000     1,496,836
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                      2,500,000     2,445,703
--------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-C1,
Cl. E, 9.184%, 1/20/06                                                       700,000       669,594
--------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl. D, 7.15%, 4/12/12                       2,500,000     2,407,812
--------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1996-C3, Cl. D, 8%, 6/25/30(2)                                      2,500,000     2,474,219
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                    3,500,000     3,490,156
                                                                                       -----------
                                                                                        52,148,697

--------------------------------------------------------------------------------------------------
Multi-Family--0.6%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                          250,000       247,108
--------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc.:
Commercial Mtg. Pass-Through Certificates, Series 1997-MC1,
Cl. F, 7.452%, 5/20/07(2)                                                    254,890       203,912
Multifamily Mtg. Pass-Through Certificates, Series 1996-MC1,
Cl. G, 7.15%, 6/15/06(7)                                                   2,250,000     1,781,016
--------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through
Certificates, Series 1991-M5, Cl. A, 9%, 3/25/17(2)                           42,948        42,546
                                                                                       -----------
                                                                                         2,274,582


                    14       Oppenheimer Bond Fund

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Other--0.3%
JHM Mtg. Acceptance Corp., Collateralized Mtg. Obligation Bonds,
Series E, Cl. 5, 8.96%, 4/1/19                                           $   938,047  $    947,128
--------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI:
Interest-Only Stripped Mtg.-Backed Security, Series 1987-3,
Cl. B, 23.119%, 10/23/17(3)                                                   65,650        17,264
Principal-Only Stripped Mtg.-Backed Security, Series 1987-3,
Cl. A, (1.238)%, 10/23/17(4)                                                  97,150        80,240
                                                                                      ------------
                                                                                         1,044,632

--------------------------------------------------------------------------------------------------
Residential--1.2%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. E, 7.50%, 3/1/11(2)                      1,000,000       859,688
--------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1:
8.054%, 5/25/08(2)(6)                                                        750,000       615,000
8.055%, 2/25/11(2)(6)                                                        750,000       536,250
--------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09       198,885       184,838
--------------------------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates,
Series 1997A-1, 7.442%, 1/10/11(6)                                           500,000       500,156
--------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through
Certificates, Series 1993-S10, Cl. A9, 8.50%, 2/25/23                        136,512       138,986
--------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. III, Sub. Bonds, Series 1992-A,
Cl. 1A, 8.256%, 3/29/30(6)                                                   255,850       254,852
--------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-B,
Cl. 1, 6.581%, 4/25/26(2)                                                  1,914,663     1,352,231
                                                                                      ------------
                                                                                         4,442,001
                                                                                      ------------
Total Mortgage-Backed Obligations (Cost $140,506,342)                                  137,825,041

==================================================================================================
U.S. Government Obligations--1.0%
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 11.81%, 11/15/18(8)                           1,400,000       413,158
--------------------------------------------------------------------------------------------------
U.S. Treasury Inflationary Index Nts., 3.875%, 1/15/09(16)                 3,542,700     3,503,954
                                                                                      ------------
Total U.S. Government Obligations (Cost $3,965,654)                                      3,917,112

==================================================================================================
Foreign Government Obligations--2.4%
--------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie Unsec. Bonds, 8.25%, 9/19/27                    1,080,000       899,100
--------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 7.25%, 2/23/04                                  525,000       404,250
--------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                      700,000       588,000
--------------------------------------------------------------------------------------------------
Israel (State of) Bonds, 7.25%, 12/15/28                                   5,250,000     4,664,278
--------------------------------------------------------------------------------------------------
South Africa (Republic of) Unsec. Nts., 8.50%, 6/23/17                     1,435,000     1,318,002
--------------------------------------------------------------------------------------------------
Vodohospodarska Vystavba Gtd. Nts., 7.25%, 12/19/06                        1,250,000       950,000
                                                                                      ------------
Total Foreign Government Obligations (Cost $9,164,580)                                   8,823,630


                    15       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
==================================================================================================
Loan Participations--0.5%
--------------------------------------------------------------------------------------------------
Ferrell Companies, Inc., 9.06% Sr. Sec. Nts., 7/17/06(2)(6)
(Cost $1,683,593)                                                        $ 1,700,000   $ 1,687,250

==================================================================================================
Corporate Bonds and Notes--55.8%
--------------------------------------------------------------------------------------------------
Aerospace/Defense--1.4%
Amtran, Inc., 9.625% Nts., 12/15/05                                          200,000       196,250
--------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
10.75% Sr. Nts., 8/1/05                                                      125,000       128,125
8.01% Nts., 1/2/10                                                           944,396       926,948
9.375% Sr. Unsec. Nts., 11/15/06                                           1,000,000       955,000
--------------------------------------------------------------------------------------------------
Boeing Co., 7.50% Debs., 8/15/42                                           2,000,000     1,992,124
--------------------------------------------------------------------------------------------------
Rolls-Royce Capital, Inc., 7.125% Unsec. Unsub. Nts., 7/29/03              1,000,000     1,005,100
--------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07       100,000       102,000
                                                                                       -----------
                                                                                         5,305,547

--------------------------------------------------------------------------------------------------
Chemicals--1.7%
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09(7)                   1,750,000     1,771,584
--------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875% Nts., Series B, 5/1/07(7)                      600,000       616,500
--------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20               85,000        98,540
--------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                          492,000       519,060
--------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                  100,000        82,500
--------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                150,000       146,250
--------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                        85,000        98,896
--------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Debs., 7/15/29(9)                                   2,800,000     2,862,076
--------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                                             175,000       176,312
--------------------------------------------------------------------------------------------------
ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(7)                          200,000       202,750
                                                                                       -----------
                                                                                         6,574,468

--------------------------------------------------------------------------------------------------
Consumer Durables--0.2%
Black & Decker Corp., 6.625% Nts., 11/15/00                                  145,000       145,789
--------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., Series B, 7/15/02            250,000       188,750
--------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                   370,000       416,246
                                                                                       -----------
                                                                                           750,785

--------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.3%
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08               125,000       125,000
--------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc.:
7% Debs., 3/15/11                                                            500,000       413,264
8.875% Sr. Unsec. Nts., 4/15/06(7)                                           225,000       194,625
--------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                    85,000        87,832
--------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                250,000       251,250
--------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08               145,000       141,375
                                                                                       -----------
                                                                                         1,213,346


                    16       Oppenheimer Bond Fund

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Energy--2.4%
Baker Hughes, Inc., 6.875% Sr. Nts., 1/15/29(7)                          $ 1,700,000   $ 1,582,754
--------------------------------------------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                       85,000        88,370
--------------------------------------------------------------------------------------------------
Eastern Energy Ltd., 6.75% Sr. Nts., 12/1/06(7)                            2,000,000     1,960,376
--------------------------------------------------------------------------------------------------
ENSCO International, Inc., 7.20% Debs., 11/15/27                           1,000,000       923,734
--------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                       75,000        68,437
9% Debs., 8/15/99                                                             75,000        75,375
--------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                       100,000        99,538
--------------------------------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts., 3/15/02                                        100,000       104,484
--------------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 11.125% Sr. Debs., 6/1/19                      1,045,000     1,103,112
--------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                            200,000       145,000
--------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08             300,000       299,250
--------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                               75,000        75,152
--------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sec. Nts., 3/15/06(7)                                   245,000       253,575
--------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                             300,000       300,000
--------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                           1,500,000     1,833,795
--------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06          100,000        95,230
                                                                                       -----------
                                                                                         9,008,182

--------------------------------------------------------------------------------------------------
Financial--22.8%
1st Bank Oak Park, 9% Nts., 8/6/29(7)                                      4,200,000     4,141,549
--------------------------------------------------------------------------------------------------
AES Ironwood LLC, 8.857% Nts., 11/30/25(2)                                 3,500,000     3,509,555
--------------------------------------------------------------------------------------------------
Aetna Services, Inc., 8% Debs., 1/15/17                                      553,000       558,179
--------------------------------------------------------------------------------------------------
Allmerica Capital I, 8.207% Debs., 2/3/27(10)                              2,000,000     2,076,398
--------------------------------------------------------------------------------------------------
American General Institutional Capital B,
8.125% Bonds, Series B, 3/15/46(7)                                            75,000        79,353
--------------------------------------------------------------------------------------------------
Associates Corp. of North America, 7.40% Medium-Term Nts., 7/7/99            300,000       300,031
--------------------------------------------------------------------------------------------------
BHP Finance USA Ltd., 7.25% Nts., 3/1/16                                   3,500,000     3,346,906
--------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                              50,000        49,378
--------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                  60,000        60,385
--------------------------------------------------------------------------------------------------
Citicorp Capital I, 7.933% Gtd. Bonds, 2/15/27                             1,000,000     1,009,745
--------------------------------------------------------------------------------------------------
Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                            145,000       143,844
--------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                            100,000        92,086
--------------------------------------------------------------------------------------------------
Countrywide Home Loan, Inc.:
6.05% Medium-Term Nts., Series D, 3/1/01                                      90,000        89,528
6.85% Nts., 6/15/04                                                        3,500,000     3,504,305
--------------------------------------------------------------------------------------------------
Dresdner Funding Trust II, 8.151% Nts., 6/30/31(7)                         8,750,000     8,401,732
--------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05% Trust Surplus Nts., 7/15/28(7)             2,000,000     1,812,794
--------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                     75,000        74,099
--------------------------------------------------------------------------------------------------
First Union National Bank, 6.50% Sub. Bank Nts., 12/1/28                   5,250,000     4,681,729


                    17       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Financial  (continued)
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                 $   145,000   $   153,817
--------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.75% Nts., 8/15/08                                 1,000,000       985,013
--------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                        175,000       173,461
--------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                            145,000       145,539
--------------------------------------------------------------------------------------------------
Keycorp Capital II, 6.875% Bonds, 3/17/29                                  3,500,000     3,246,397
--------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.625% Unsec. Nts., 2/5/06                 3,150,000     3,018,286
--------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                       1,000,000       934,483
--------------------------------------------------------------------------------------------------
Liberty Financial Co., 7.625% Unsec. Debs., 11/15/28                       3,500,000     3,446,779
--------------------------------------------------------------------------------------------------
Liberty Mutual Insurance Co., 7.697% Unsec. Nts., 10/15/2097(7)            9,000,000     8,196,444
--------------------------------------------------------------------------------------------------
Lumbermens Mutual Casualty Co., 8.30% Surplus Nts., 12/1/37(7)             2,000,000     1,918,726
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                150,000       150,551
--------------------------------------------------------------------------------------------------
National City Corp., 6.875% Unsec. Sub. Nts., 5/15/19                      4,550,000     4,285,122
--------------------------------------------------------------------------------------------------
National Westminster Bank plc, 9.375% Gtd. Capital Nts., 11/15/03             70,000        77,290
--------------------------------------------------------------------------------------------------
NationsBank Corp., 10.20% Sub. Nts., 7/15/15                               1,300,000     1,640,629
--------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                          300,000       235,500
--------------------------------------------------------------------------------------------------
Rothmans Nederland Holdings BV, 6.875% Sr. Unsec. Unsub. Nts., 5/6/08      7,250,000     6,856,687
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group (The) plc, 10.125%
Gtd. Sub. Capital Nts., 3/1/04                                               500,000       566,504
--------------------------------------------------------------------------------------------------
Ryder System, Inc., 8.75% Debs., Series J, 3/15/17                         1,317,000     1,366,997
--------------------------------------------------------------------------------------------------
Safeco Capital Trust I, 8.072% Nts., 7/15/37                               5,750,000     5,544,552
--------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
Series B, 4/1/08                                                             435,000       406,725
--------------------------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp., 6.25% Unsec. Nts., 5/1/09                  5,600,000     5,243,616
--------------------------------------------------------------------------------------------------
Travelers Group, Inc., 6.875% Unsec. Nts., 2/15/2098                       1,000,000       899,821
--------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01                       145,000       146,304
--------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                            135,000       132,975
--------------------------------------------------------------------------------------------------
Washington Mutual Capital I, 8.375% Sub. Capital Income Nts., 6/1/27       2,000,000     2,034,576
                                                                                       -----------
                                                                                        85,738,390

--------------------------------------------------------------------------------------------------
Food & Drug--0.1%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                    160,000       162,400
--------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 12.625% Sub. Nts., 6/15/02                            150,000       153,000
                                                                                       -----------
                                                                                           315,400

--------------------------------------------------------------------------------------------------
Food/Tobacco--1.1%
B.A.T. Capital Corp., 6.66% Medium-Term Nts., 3/22/00(7)                     250,000       251,332
--------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 10% Sr. Nts., 6/15/09                   150,000       150,375
--------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                            150,000       150,119
--------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc., 7% Sr. Nts., 3/1/29(7)                         3,500,000     3,281,526
--------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10                         100,000        75,500
--------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                 250,000       227,500
                                                                                       -----------
                                                                                         4,136,352


                    18       Oppenheimer Bond Fund

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Forest Products/Containers--0.2%
Mail-Well Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08          $   135,000   $   131,625
--------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07               200,000       206,000
--------------------------------------------------------------------------------------------------
U.S. Can Corp., 10.125% Sr. Sub. Nts., Series B, 10/15/06                    250,000       262,188
                                                                                       -----------
                                                                                           599,813

--------------------------------------------------------------------------------------------------
Gaming/Leisure--0.9%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                              150,000       141,000
--------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03      235,000       267,019
--------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                    200,000       200,750
--------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                      75,000        74,980
--------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                      900,000       859,500
--------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                          100,000       102,125
--------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                     250,000       253,125
--------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Sub. Nts., 8/15/07(7)                  700,000       668,500
--------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                      200,000       197,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                           100,000        99,500
--------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                 200,000       203,000
--------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                          150,000       153,000
                                                                                       -----------
                                                                                         3,219,499

--------------------------------------------------------------------------------------------------
Healthcare--0.5%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                          160,000       155,814
--------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                 150,000       139,875
--------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 9.50% Sr. Sub. Nts., 4/1/01(2)                            500,000       512,839
--------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(7)                       140,000       138,250
--------------------------------------------------------------------------------------------------
Imcera Group, Inc., 6% Nts., 10/15/03                                        500,000       490,614
--------------------------------------------------------------------------------------------------
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07                20,000        14,700
--------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Nts., 5/15/05(7)                          350,000       362,250
                                                                                       -----------
                                                                                         1,814,342

--------------------------------------------------------------------------------------------------
Housing--1.6%
Building Materials Corp. of America, 8% Sr. Unsec. Nts., 12/1/08             200,000       187,500
--------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06(2)      250,000       242,500
--------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                       300,000       283,500
--------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.875% Sr. Unsec. Nts., 2/10/09                        4,900,000     4,680,328
--------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07                                            250,000       248,750
9.25% Sr. Nts., Series B, 3/15/07                                            250,000       251,250
                                                                                       -----------
                                                                                         5,893,828


                    19       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Information Technology--0.2%
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                     $   200,000   $   186,500
--------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                   250,000       243,750
--------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                      300,000       334,500
                                                                                       -----------
                                                                                           764,750

--------------------------------------------------------------------------------------------------
Manufacturing--0.8%
Caterpillar, Inc., 9.75% Debs., 6/1/19                                     1,750,000     1,834,352
--------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
Series B, 8/1/05                                                             500,000       515,000
--------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                             200,000       147,000
--------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07           150,000       135,750
--------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
Series B, 6/15/07                                                            300,000       285,000
--------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(7)                150,000       144,000
                                                                                       -----------
                                                                                         3,061,102

--------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.8%
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07             175,000       178,500
--------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                              1,200,000     1,201,500
9% Sr. Unsec. Sub. Nts., 10/1/08                                             800,000       818,000
--------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(7)                 300,000       286,875
--------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                                                300,000       292,500
9% Sr. Sub. Nts., Series B, 1/15/06                                          400,000       393,000
                                                                                       -----------
                                                                                         3,170,375

--------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.2%
Adelphia Communications Corp.:
8.375% Sr. Nts., Series B, 2/1/08                                            700,000       677,250
9.25% Sr. Nts., 10/1/02                                                      150,000       152,625
--------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication
Holdings Capital Corp., 8.25% Sr. Nts., 4/1/07(7)                          1,500,000     1,443,750
--------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                         500,000       465,625
--------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(7)                        600,000       613,500
--------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                              1,125,000     1,196,699
                                                                                       -----------
                                                                                         4,549,449


                    20       Oppenheimer Bond Fund

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--1.5%
Imax Corp., 7.875% Sr. Nts., 12/1/05                                     $   400,000   $   378,500
--------------------------------------------------------------------------------------------------
Knight-Ridder, Inc., 6.875% Debs., 3/15/29                                 5,250,000     4,872,945
--------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., 9.125% Sr. Unsec. Sub. Nts.:
12/1/08                                                                      150,000       146,250
Series B, 2/1/08                                                             125,000       123,125
                                                                                       -----------
                                                                                         5,520,820

--------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--2.6%
Amazon.Com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(11)                   200,000       131,500
--------------------------------------------------------------------------------------------------
Cable & Wireless Communications plc, 6.75% Nts., 12/1/08                   5,250,000     5,029,526
--------------------------------------------------------------------------------------------------
COLT Telecom Group plc, Units (each unit consists of
$1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06
and one warrant to purchase 7.8 ordinary shares)(11)(12)                     350,000       292,250
--------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                100,000       100,750
--------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec
Disc. Nts., 2/15/08(11)                                                      160,000        90,400
--------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05(2)                                 100,000        96,000
--------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub.
Disc. Nts., 12/15/05(7)(11)                                                  100,000       135,625
--------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.60% Sr. Unsec. Nts.,
Series B, 6/1/08                                                             400,000       370,000
--------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts.,
Series B, 11/15/08                                                           350,000       361,375
--------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9% Sr. Nts., 3/15/08                                                         150,000       141,750
9.625% Sr. Nts., 10/1/07                                                     900,000       879,750
--------------------------------------------------------------------------------------------------
NTL, Inc.:
10% Sr. Nts., Series B, 2/15/07                                              100,000       104,000
11.50% Sr. Unsec. Nts., Series B, 10/1/08                                    400,000       442,500
--------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                       350,000       353,500
11.50% Sr. Unsec. Nts., 11/1/08                                              500,000       530,000
--------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/8.29% Sr. Unsec
Disc. Nts., Series B, 2/1/08(11)                                             400,000       298,000
--------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                  200,000       205,000
--------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(2)(11)      400,000       244,000
                                                                                       -----------
                                                                                         9,805,926


                    21       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.7%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                       $   100,000   $    86,500
--------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                        200,000       213,000
--------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(13)               25,000           156
--------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                    75,000        65,438
--------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/10.65% Sr. Disc. Nts., 9/15/07(11)            30,000        21,975
--------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.625% Sr. Nts., 8/15/06                                    60,000        61,500
--------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(11)           200,000       111,000
--------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(11)           200,000       115,500
--------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts.,
Series B, 12/15/06                                                           500,000       507,500
--------------------------------------------------------------------------------------------------
Real Time Data, Inc., Units (each unit consists of $1,000
principal amount of 0%/13.50% sub. disc. nts., 8/15/06 and
one warrant to purchase six ordinary shares)(2)(11)(12)                    1,000,000       465,000
--------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                500,000       505,000
--------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(11)           800,000       464,000
--------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(7)(11)            300,000       190,500
                                                                                       -----------
                                                                                         2,807,069

--------------------------------------------------------------------------------------------------
Metals/Minerals--0.4% AK Steel Corp.:
7.875% Sr. Nts., 2/15/09(7)                                                  500,000       482,500
9.125% Sr. Nts., 12/15/06                                                     90,000        93,150
--------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd.:
9.625% Debs., 7/15/19                                                         25,000        26,285
9.625% Debs., 7/15/19                                                        140,000       146,496
--------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08            250,000       245,000
--------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08         175,000       176,313
--------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% Nts., Series B, 3/1/09(7)                       200,000       204,500
                                                                                       -----------
                                                                                         1,374,244

--------------------------------------------------------------------------------------------------
Retail--2.5%
Boyds Collection Ltd. (The), 9% Sr. Sub. Nts., 5/15/08(7)                    390,000       387,075
--------------------------------------------------------------------------------------------------
Dana Corp., 7% Unsec. Nts., 3/1/29                                         2,450,000     2,241,233
--------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08       150,000       131,250
--------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                   100,000        96,000
--------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                           200,000       194,000
--------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                  400,000       398,000
--------------------------------------------------------------------------------------------------
May Department Stores Cos., 10.625% Debs., 11/1/10                           405,000       512,464
--------------------------------------------------------------------------------------------------
Sears Canada, Inc., 11.70% Debs., 7/10/00(CAD)                               500,000       358,009
--------------------------------------------------------------------------------------------------
Sherwin-Williams Co., 7.45% Debs., 2/1/2097                                5,250,000     5,097,850
                                                                                       -----------
                                                                                         9,415,881


                    22       Oppenheimer Bond Fund

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Service--3.4%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts.,
Series B, 1/1/09                                                         $   300,000   $   279,750
--------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 7.125% Debs., 3/1/13                             750,000       754,409
--------------------------------------------------------------------------------------------------
Arvin Industries, Inc., 6.75% Nts., 3/15/08                                  500,000       469,960
--------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08                                              275,000       262,625
9% Sr. Unsec. Sub. Nts., 2/1/08                                               50,000        47,750
--------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08        150,000       155,250
--------------------------------------------------------------------------------------------------
Harcourt General, Inc., 7.30% Sr. Debs., 8/1/2097                          5,400,000     4,487,870
--------------------------------------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                                                400,000       394,000
9.625% Sr. Sub. Nts., 12/1/06                                                150,000       155,250
--------------------------------------------------------------------------------------------------
Norsk Hydro ASA, 7.15% Bonds, 1/15/29                                      5,150,000     4,757,148
--------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Nts., 5/15/09(7)                               500,000       505,000
--------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                          75,000        76,765
--------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., 5/1/09(7)                                   500,000       510,000
--------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                80,000        78,768
                                                                                       -----------
                                                                                        12,934,545

--------------------------------------------------------------------------------------------------
Transportation--5.0%
Canadian Pacific Ltd., 9.45% Debs., 8/1/21                                 1,000,000     1,165,090
--------------------------------------------------------------------------------------------------
Chrysler Corp., 7.40% Debs., 8/1/2097                                      3,000,000     2,947,995
--------------------------------------------------------------------------------------------------
Coach USA, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                       40,000        41,800
--------------------------------------------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02                                                85,000        85,885
--------------------------------------------------------------------------------------------------
Ford Motor Co., 8.875% Debs., 11/15/22                                     2,000,000     2,100,056
--------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                 200,000       217,500
--------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 7.70% Debs., 3/1/15                                  500,000       518,543
--------------------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc., 6.625% Nts., 3/1/05                   750,000       732,668
--------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                  200,000       197,000
--------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(7)                             400,000       198,000
Units (each unit consists of $1,000 principal amount of 12%
second priority ship mtg. nts., 6/30/07 and 7.66 warrants)(7)(12)            100,000        32,500
--------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., 6/15/07               200,000       201,000
--------------------------------------------------------------------------------------------------
Qantas Airways Ltd., 7.75% Nts., 6/15/09(7)                                5,250,000     5,276,660
--------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                   150,000       132,938
--------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc. Nts.,
Series B, 12/15/03(11)                                                     1,100,000     1,094,500
--------------------------------------------------------------------------------------------------
Union Pacific Corp.:
7% Nts., 6/15/00                                                             150,000       150,987
9.65% Medium-Term Nts., 4/17/00                                              100,000       102,506
--------------------------------------------------------------------------------------------------
United Air Lines, Inc., 9.75% Non-Redeemable Debs., 8/15/21                3,000,000     3,486,963
                                                                                       -----------
                                                                                        18,682,591


                    23       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
--------------------------------------------------------------------------------------------------
Utilities--3.5%
Ameritech Capital Funding Corp., 5.65% Unsec. Nts., 1/15/01              $   100,000  $    99,408
--------------------------------------------------------------------------------------------------
Calpine Corp.:
7.75% Sr. Nts., 4/15/09                                                      350,000       329,875
8.75% Sr. Nts., 7/15/07                                                      185,000       183,150
--------------------------------------------------------------------------------------------------
Israel Electric Corp. Ltd., 7.70% Bonds, 7/15/18(7)                        6,500,000     6,091,657
--------------------------------------------------------------------------------------------------
KN Energy, Inc., 7.45% Sr. Debs., 3/1/2098                                 3,500,000     2,969,071
--------------------------------------------------------------------------------------------------
Laclede Gas Co., 8.50% First Mtg. Bonds, 11/15/04                            500,000       534,474
--------------------------------------------------------------------------------------------------
Long Island Lighting Co., 8.20% Debs., 3/15/23                             1,700,000     1,810,194
--------------------------------------------------------------------------------------------------
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                    220,000       219,566
--------------------------------------------------------------------------------------------------
Public Service Co. of Colorado, 8.75% First Mtg. Bonds, 3/1/22               250,000       258,976
--------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                    500,000       554,704
--------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                              100,000        99,501
                                                                                      ------------
                                                                                        13,150,576
                                                                                      ------------
Total Corporate Bonds and Notes (Cost $218,260,569)                                    209,807,280

                                                                         Shares
==================================================================================================
Preferred Stocks--0.6%
--------------------------------------------------------------------------------------------------
Capstar Communications, Inc., 12.625% Cum. Exchangeable,
Series E, Non-Vtg.(2)(14)                                                        226        26,272
--------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg                         13,000       211,250
--------------------------------------------------------------------------------------------------
ING Capital Fund Trust, 7.70% Non-Cum.(15)                                    70,000     1,750,000
--------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(14)                          2,328       118,146
--------------------------------------------------------------------------------------------------
Star Gas Partners LP, Units (representing Ltd. Partnership interests)            330         5,672
--------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $2,229,635)                                                 2,111,340
                                                                                      ------------

==================================================================================================
Other Securities--1.4%
--------------------------------------------------------------------------------------------------
Allstate Financing I, 7.95% Cum. Quarterly Income Preferred
Securities, Series A, Non-Vtg                                                 80,000     2,020,000
--------------------------------------------------------------------------------------------------
News Corp. Ltd., 5% Preferred Stock(15)                                       52,500     3,228,750
--------------------------------------------------------------------------------------------------
Total Other Securities (Cost $5,414,600)                                                 5,248,750

==================================================================================================
Common Stocks--0.0%
--------------------------------------------------------------------------------------------------
Optel, Inc.(15)                                                                  100             1
--------------------------------------------------------------------------------------------------
Viatel, Inc.(15)                                                                 795        44,620
                                                                                      ------------
Total Common Stocks (Cost $5,442)                                                           44,621


                    24       Oppenheimer Bond Fund

                                                                                      Market Value
                                                                         Units        See Note (1)
==================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(2)                                      50   $    17,506
--------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01(2)                          333           117
--------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/05                                    300        17,268
--------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(2)                                                  200        20,000
--------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/03                                                                      1,668            --
Exp. 1/03(2)                                                                     953            10
Exp. 9/04(2)                                                                   2,800         2,976
--------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(2)                                    1,980        28,558
--------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00(2)                                50         5,548
--------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/08(2)                             150           450
--------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/07(2)                             200         2,425
--------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(2)                                    258        23,607
--------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 12/49(2)                                        50         1,006
--------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(7)                                               1,200        26,850
                                                                                       -----------
Total Rights, Warrants and Certificates (Cost $3,971)                                      146,321

                                                                         Face
                                                                         Amount(1)
==================================================================================================
Structured Instruments--0.2%
--------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.653%, 4/28/02 (representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(2)(6) (Cost $750,000)                $   750,000       711,067

                                              Date      Strike           Contracts
==================================================================================================
Call Options Purchased--0.0%
--------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures,
10 yr., 9/99 Call Opt.                        7/99      111%                     105        85,312
--------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures,
10 yr., 9/99 Call Opt.                        7/99      112                      210        75,469
                                                                                       -----------
Total Call Options Purchased (Cost $86,888)                                                160,781


                    25       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                         Face         Market Value
                                                                         Amount(1)    See Note (1)
==================================================================================================
Repurchase Agreements--3.0%
--------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,
4.80%, dated 6/30/99, to be repurchased at $11,301,507 on 7/1/99, collateralized by U.S. Treasury Nts., 5.50%-8%, 11/30/99-7/15/06,
with a value of $9,539,474, U.S. Treasury Bonds, 6%-9.25%,
2/15/16-2/15/26, with a value of $1,997,643 (Cost $11,300,000)           $11,300,000   $ 11,300,000
---------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $395,897,598)                                102.0%   383,746,270
---------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (2.0)    (7,588,060)
                                                                         -----------   ------------
Net Assets                                                                     100.0%  $376,158,210
                                                                         ===========   ============


1. Face amount is reported in U.S. Dollars, except for those denoted in the following currency: CAD--Canadian Dollar
2. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
5. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.
6. Represents the current interest rate for a variable rate security.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $54,144,628 or 14.39% of the Fund's net assets as of June 30, 1999.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
9. When-issued security to be delivered and settled after June 30, 1999.
10. Securities with an aggregate market value of $1,031,096 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
13. Non-income-producing--issuer is in default.
14. Interest or dividend is paid in kind.
15. Non-income-producing security.
16. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

See accompanying Notes to Financial Statements.


                    26       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $395,897,598)--see accompanying statement            $ 383,746,270
----------------------------------------------------------------------------------------------
Cash                                                                                    60,364
----------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                           5,342,182
Investments sold                                                                     4,241,253
Shares of beneficial interest sold                                                     808,954
Closed foreign currency exchange contracts                                               1,021
Other                                                                                    6,017
                                                                                 -------------
Total assets                                                                       394,206,061

==============================================================================================
Liabilities
Unrealized depreciation on foreign currency exchange contracts--Note 5                  10,407
----------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $2,797,956 purchased on a
when-issued basis)--Note 1                                                          16,443,050
Dividends                                                                              515,940
Shares of beneficial interest redeemed                                                 442,862
Distribution and service plan fees                                                     233,825
Daily variation on futures contracts--Note 6                                           188,531
Shareholder reports                                                                     77,638
Transfer and shareholder servicing agent fees                                           57,251
Closed foreign currency exchange contracts                                              49,644
Other                                                                                   28,703
                                                                                 -------------
Total liabilities                                                                   18,047,851

==============================================================================================
Net Assets                                                                       $ 376,158,210
                                                                                 =============

==============================================================================================
Composition of Net Assets
Paid-in capital                                                                  $ 391,893,212
----------------------------------------------------------------------------------------------
Overdistributed net investment income                                                   (4,120)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions      (3,360,177)
----------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                           (12,370,705)
                                                                                 -------------
Net assets                                                                       $ 376,158,210
                                                                                 =============


                    27       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  (Unaudited) (Continued)
--------------------------------------------------------------------------------


==============================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$253,551,912 and 24,548,225 shares of beneficial interest outstanding)           $       10.33
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                         $       10.85

----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,220,426
and 9,513,957 shares of beneficial interest outstanding)                         $       10.32

----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,384,917
and 2,359,751 shares of beneficial interest outstanding)                         $       10.33

----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $955 and 92 shares of beneficial interest outstanding)             $       10.38

See accompanying Notes to Financial Statements.


                    28       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


==============================================================================================
Investment Income
Interest (net of foreign withholding taxes of $984)                              $  14,112,502
----------------------------------------------------------------------------------------------
Dividends                                                                              278,843
                                                                                 -------------
Total income                                                                        14,391,345

==============================================================================================
Expenses
Management fees--Note 4                                                              1,356,392
----------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4
Class A                                                                                311,134
Class B                                                                                465,091
Class C                                                                                117,805
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                  330,448
----------------------------------------------------------------------------------------------
Shareholder reports                                                                    103,654
----------------------------------------------------------------------------------------------
Registration and filing fees                                                            25,746
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             17,782
----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                             10,818
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                   3,161
----------------------------------------------------------------------------------------------
Other                                                                                   20,215
                                                                                 -------------
Total expenses                                                                       2,762,246
Less expenses paid indirectly--Note 1                                                   (9,427)
                                                                                 -------------
Net expenses                                                                         2,752,819

==============================================================================================
Net Investment Income                                                               11,638,526

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                         (1,648,572)
Closing of futures contracts                                                           597,388
Closing and expiration of option contracts written--Note 7                              18,243
                                                                                 -------------
Net realized loss                                                                   (1,032,941)
----------------------------------------------------------------------------------------------

Net change in unrealized appreciation or depreciation on:
Investments                                                                        (17,861,081)
Translation of assets and liabilities denominated in foreign currencies                107,990
                                                                                 -------------
Net change                                                                         (17,753,091)
                                                                                 -------------
Net realized and unrealized loss                                                   (18,786,032)

==============================================================================================
Net Decrease in Net Assets Resulting from Operations                             $  (7,147,506)
                                                                                 =============


See accompanying Notes to Financial Statements.


                    29       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                  Six Months Ended    Year Ended
                                                                  June 30, 1999       December 31,
                                                                  (Unaudited)         1998
==================================================================================================
Operations
Net investment income                                             $ 11,638,526        $ 18,591,889
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (1,032,941)            314,291
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation              (17,753,091)         (3,076,332)
                                                                  ------------        ------------
Net increase (decrease) in net assets resulting from operations     (7,147,506)         15,829,848

==================================================================================================
Dividends to Shareholders
Dividends from net investment income:
Class A                                                             (8,259,359)        (14,076,402)
Class B                                                             (2,696,120)         (3,655,574)
Class C                                                               (683,056)           (859,704)
Class Y                                                                    (34)                (47)

==================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                             19,709,479          57,901,460
Class B                                                             14,930,645          40,449,784
Class C                                                              3,778,462          12,786,693
Class Y                                                                     --                 999

==================================================================================================
Net Assets
Total increase                                                      19,632,511         108,377,057
--------------------------------------------------------------------------------------------------
Beginning of period                                                356,525,699         248,148,642
                                                                  ------------        ------------
End of period (including overdistributed net investment
income of $4,120 and $4,077, respectively)                        $376,158,210        $356,525,699
                                                                  ============        ============


See accompanying Notes to Financial Statements.

                    30       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                               Class A
                                               -----------------------------------------------------------------------------
                                               Six Months
                                               Ended
                                               June 30,
                                               1999          Year Ended December 31,
                                               (Unaudited)   1998       1997        1996            1995            1994
============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $10.86     $10.97     $10.70      $10.98          $10.01          $11.12
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .35        .71        .77         .78             .69             .65
Net realized and unrealized gain (loss)               (.53)      (.11)       .27        (.28)            .96           (1.08)
                                                    ------     ------     ------      ------          ------          ------
Total income (loss) from
investment operations                                 (.18)       .60       1.04         .50            1.65            (.43)
----------------------------------------------------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income                  (.35)      (.71)      (.77)       (.75)           (.68)           (.65)
Dividends in excess of net
investment income                                       --         --         --          --              --            (.03)
Tax return of capital                                   --         --         --        (.03)             --              --
                                                    ------     ------     ------      ------          ------          ------
Total dividends and distributions
to shareholders                                       (.35)      (.71)      (.77)       (.78)           (.68)           (.68)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.33     $10.86     $10.97      $10.70          $10.98          $10.01
                                                    ======     ======     ======      ======          ======          ======

============================================================================================================================
Total Return, at Net Asset Value(1)                  (1.74)%    (5.61)%    10.13%       4.87%          16.94%          (3.87)%

============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                    $253,552   $246,668   $190,706    $193,515        $169,059         $96,640
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $254,048   $217,944   $187,458    $178,130        $116,940        $102,168
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 6.56)      6.46)      7.20%       7.35%           6.47%           6.25%
Expenses, before voluntary
reimbursement by the Manager(3)                       1.26)      1.22)      1.27%       1.30%           1.27%           1.06%
Expenses, net of voluntary
reimbursement by the Manager                           N/A        N/A        N/A         N/A            1.26%            N/A
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                              14%        67%        51%         54%            175%             70%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.


                    31       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                Class B
                                                ----------------------------------------------------------------------------
                                                Six Months
                                                Ended
                                                June 30,
                                                1999          Year Ended December 31,
                                                (Unaudited)   1998       1997        1996            1995             1994
============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $10.86     $10.97     $10.69      $10.98          $10.01          $11.11
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .31        .62        .69         .70             .63             .58
Net realized and unrealized gain (loss)               (.54)      (.10)       .28        (.29)            .94           (1.08)
                                                    ------     ------     ------      ------          ------          ------
Total income (loss) from
investment operations                                 (.23)       .52        .97         .41            1.57            (.50)

----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.31)      (.63)      (.69)       (.67)           (.60)           (.57)
Dividends in excess of net
investment income                                       --         --         --          --              --            (.03)
Tax return of capital                                   --         --         --        (.03)             --              --
                                                    ------     ------     ------      ------          ------          ------
Total dividends and distributions
to shareholders                                       (.31)      (.63)      (.69)       (.70)           (.60)           (.60)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.32     $10.86     $10.97      $10.69          $10.98          $10.01
                                                    ======     ======     ======      ======          ======          ======

============================================================================================================================
Total Return, at Net Asset Value(1)                  (2.20)%     4.81%      9.41%       3.99%          16.06%          (4.53)%

============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                     $98,220    $88,061    $48,255     $38,826         $39,187          $3,451
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $93,847    $64,330    $41,439     $38,068         $12,823          $2,747
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 5.79%      5.68%      6.42%       6.59%           5.84%           5.53%
Expenses, before voluntary
reimbursement by the Manager(3)                       2.01%      1.97%      2.02%       2.05%           2.12%           1.78%
Expenses, net of voluntary
reimbursement by the Manager                           N/A        N/A        N/A         N/A            2.08%            N/A
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                             14%         67%        51%         54%            175%            70%

2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

                    32       Oppenheimer Bond Fund

                                               Class C
                                               ------------------------------------------------------------
                                               Six Months
                                               Ended
                                               June 30,
                                               1999           Year Ended December 31,
                                               (Unaudited)    1998        1997       1996            1995(5)
===========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $10.87     $10.98     $10.70     $10.99          $10.89
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .31        .62        .69        .70             .28
Net realized and unrealized gain (loss)               (.54)      (.10)       .28       (.29)            .10
                                                    ------     ------     ------     ------          ------
Total income (loss) from
investment operations                                 (.23)       .52        .97        .41             .38

-----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.31)      (.63)      (.69)      (.67)           (.28)
Dividends in excess of net
investment income                                       --         --         --         --              --
Tax return of capital                                   --         --         --       (.03)             --
                                                    ------     ------     ------     ------          ------
Total dividends and distributions
to shareholders                                       (.31)      (.63)      (.69)      (.70)           (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.33     $10.87     $10.98     $10.70          $10.99
                                                    ======     ======     ======     ======          ======


===========================================================================================================
Total Return, at Net Asset Value(1)                  (2.19)%     4.81%      9.39%      4.00%           3.76%

===========================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                     $24,385    $21,796     $9,188     $4,322          $3,971
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $23,770    $15,198     $6,134     $3,404          $  979
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 5.79%      5.66%      6.36%      6.60%           6.32%
Expenses, before voluntary
reimbursement by the Manager(3)                       2.01%      1.96%      2.02%      2.05%           2.25%
Expenses, net of voluntary
reimbursement by the Manager                           N/A        N/A        N/A        N/A            1.96%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                              14%        67%        51%        54%            175%

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $426,356,247 and $361,111,991, respectively. For the period ended December 31, 1995, purchases and sales of investment securities included mortgage dollar-rolls.


                    33       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                               Class Y
                                                               -----------------------
                                                               Six Months
                                                               Ended            Period
                                                               June 30,         Ended
                                                               1999             Dec. 31,
                                                               (Unaudited)      1998(6)
======================================================================================
Per Share Operating Data
Net asset value, beginning of period                           $10.86           $10.88
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .37              .49
Net realized and unrealized gain (loss)                          (.48)            (.02)
                                                               ------           ------
Total income (loss) from investment operations                   (.11)             .47

--------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                             (.37)            (.49)
Dividends in excess of net investment income                       --               --
Tax return of capital                                              --               --
                                                               ------           ------
Total dividends and distributions to shareholders                (.37)            (.49)
--------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.38           $10.86
                                                               ======           ======

======================================================================================
Total Return, at Net Asset Value(1)                            (1.61)%           4.40%

======================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                           $1               $1
--------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $1               $1
Ratios to average net assets:(2)
Net investment income                                            7.18%            6.84
Expenses, before voluntary reimbursement by the Manager(3)       0.83%            0.74
Expenses, net of voluntary reimbursement by the Manager           N/A              N/A
--------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                        14%              67%


5. For the period from July 11, 1995 (inception of offering) to December 31,
1995.
6. For the period from April 27, 1998 (inception of offering) to December 31, 1998.

See accompanying Notes to Financial Statements.


                    34       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity Funds, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge, on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.


                    35       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1999, the Fund had entered into outstanding when-issued or forward commitments of $2,797,956.
               In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
               The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                    36       Oppenheimer Bond Fund

================================================================================
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    37       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                                           Six Months Ended June 30, 1999                Year Ended December 31, 1998
                                           ------------------------------                ----------------------------
                                           Shares            Amount                      Shares                Amount
---------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                        3,321,042        $ 35,527,263                 6,327,132            $ 68,506,645
Dividends reinvested                        1,706,829          18,132,739                   929,158              10,176,270
Issued in connection with the
acquisition of Oppenheimer
LifeSpan Income Fund--Note 9                       --                  --                 2,792,886              30,889,321
Redeemed                                   (3,190,871)        (33,950,523)               (4,721,024)            (51,670,776)
                                           ----------        ------------                ----------            ------------
Net increase                                1,837,000        $ 19,709,479                 5,328,152            $ 57,901,460
                                           ==========        ============                ==========            ============

---------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                        1,996,559        $ 21,241,721                 5,173,605            $ 56,405,052
Dividends reinvested                        1,002,358          10,667,423                   235,563               2,578,186
Issued in connection with
the acquisition of Oppenheimer
LifeSpan Income Fund--Note 9                       --                  --                    85,738                 947,405
Redeemed                                   (1,596,724)        (16,978,499)               (1,783,066)            (19,480,859)
                                           ----------        ------------                ----------            ------------
Net increase                                1,402,193        $ 14,930,645                 3,711,840            $ 40,449,784
                                           ==========        ============                ==========            ============

---------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                          672,939        $  7,177,322                 1,595,718            $ 17,436,546
Dividends reinvested                          185,722           1,964,539                    58,558                 641,296
Issued in connection with the
acquisition of Oppenheimer
LifeSpan Income Fund--Note 9                       --                  --                     8,740                  96,665
Redeemed                                     (504,786)         (5,363,399)                 (494,157)             (5,387,814)
                                           ----------        ------------                ----------            ------------
Net increase                                  353,875        $  3,778,462                 1,168,859            $ 12,786,693
                                           ==========        ============                ==========            ============

---------------------------------------------------------------------------------------------------------------------------
Class Y:
Sold                                               --                  --                        92            $        999
                                           ----------        ------------                ----------            ------------
Net increase                                       --                  --                        92            $        999
                                           ==========        ============                ==========            ============


                    38       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized depreciation on investments of $12,151,328 was composed of gross appreciation of $3,100,840, and gross depreciation of $15,252,168.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of the Fund's average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion. The Fund's annualized management fee for the six months ended June 30, 1999 was 0.74% of the average annual net assets for each class of shares.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

--------------------------------------------------------------------------------
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Aggregate         Class A          Commissions      Commissions         Commissions
                           Front-End         Front-End        On Class A       On Class B          On Class C
                           Sales Charges     Sales Charges    Shares           Shares              Shares
                           On Class A        Retained by      Advanced by      Advanced by         Advanced by
Six Months Ended           Shares            Distributor      Distributor(1)   Distributor(1)      Distributor(1)
-----------------------------------------------------------------------------------------------------------------
June 30, 1999              $478,103          $130,665         $135,589         $849,515                   $71,462

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                           Class A                   Class B                  Class C
                           Contingent Deferred       Contingent Deferred      Contingent Deferred
                           Sales Charges             Sales Charges            Sales Charges
Six Months Ended           Retained by Distributor   Retained by Distributor  Retained by Distributor
-----------------------------------------------------------------------------------------------------
June 30, 1999              $--                       $194,422                                  $8,548

               The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                    39       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates  (continued)
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased on or after April 1, 1988. The rate is 0.15% for shares purchased before that date. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 1999, payments under the Class A Plan totaled $311,134, all of which was paid by the Distributor to recipients. That included $103,611 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
               The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
               The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 1999 were as follows:

                                                                       Distributor's    Distributor's
                                                                       Aggregate        Unreimbursed
                                                                       Unreimbursed     Expenses
                                    Total Payments   Amount Retained   Expenses         As % of Net
Class                               Under Plan       By Distributor    Under Plan       Assets of Class
-------------------------------------------------------------------------------------------------------
Class B Plan                        $465,091         $395,887          $2,941,767                 3.00%
-------------------------------------------------------------------------------------------------------
Class C Plan                        $117,805         $ 62,908          $  331,492                 1.36%


                    40       Oppenheimer Bond Fund

================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
               The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
               The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
               Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 1999, the Fund had outstanding foreign currency contracts as follows:

                                              Contract
                            Expiration        Amount       Valuation as of    Unrealized
Contract Description        Date              (000s)       June 30, 1999      Depreciation
------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
Canadian Dollar(CAD)        7/15/99           550(CAD)     $371,690                $10,407


================================================================================
6. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
               The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
               Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.


                    41       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
6. Futures Contracts  (continued)
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
               Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 1999, the Fund had outstanding futures contracts as follows:

                                    Expiration       Number of         Valuation as of  Unrealized
Contract Description                Dates            Contracts         June 30, 1999    Depreciation
----------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
U.S. Treasury Nts., 5 yr.           9/21/99             2              $   218,000          $  1,812
U.S. Treasury Nts., 10 yr.          9/21/99           105               11,674,688           149,843
U.S. Treasury Nts., 30 yr.          9/21/99           105               12,170,156            57,423
                                                                                            --------
                                                                                            $209,078
                                                                                            ========


================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
               The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
               Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
               Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.


                    42       Oppenheimer Bond Fund

================================================================================
The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 1999 was as follows:

                                                              Put Options
                                                              ---------------------------
                                                              Number of         Amount of
                                                              Options           Premiums
-----------------------------------------------------------------------------------------
Options outstanding as of December 31, 1998                          --          $     --
Options written                                                      70            18,244
Options closed or expired                                           (70)          (18,244)
                                                                    ---          --------
Options outstanding as of June 30, 1999                              --          $     --
                                                                    ===          ========


================================================================================
8. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $31,660,882, which represents 8.42% of the Fund's net assets, of which $416,246 is considered restricted. Information concerning restricted securities is as follows:

                                                                Valuation
                                 Acquisition      Cost          Per Unit as of
Security                         Date             Per Unit      June 30, 1999
------------------------------------------------------------------------------
Bonds
-----
TAG Heuer International SA,
12% Sr. Sub. Nts., 12/15/05      12/8/95          100%                112.499%


                    43       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
9. Acquisition of Oppenheimer LifeSpan Income Fund
On June 12, 1998, the Fund acquired all the net assets of Oppenheimer LifeSpan Income Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer LifeSpan Income Fund shareholders on June 9, 1998. The Fund issued (at an exchange ratio of 0.936419 for Class A, 0.940145 for Class B and 0.939042 for Class C to the Fund to one share of Oppenheimer LifeSpan Income Fund) 2,792,886, 85,738 and 8,740 shares of beneficial interest for Class A, Class B, and Class C, respectively, valued at $30,889,321, $947,405 and $96,665 in exchange for the net assets, resulting in combined Class A net assets of $230,808,283, Class B net assets of $59,193,669 and Class C net assets of $13,957,428 on June 12, 1998. The net assets acquired included net unrealized appreciation of $514,326. The exchange qualified as a tax-free reorganization for federal income tax purposes.

================================================================================
10. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
               The Fund had no borrowings outstanding during the six months ended June 30, 1999.


                    44       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
Oppenheimer Bond Fund
--------------------------------------------------------------------------------
A Series of Oppenheimer Integrity Funds

================================================================================
Officers and Trustees       James C. Swain, Chairman and Chief Executive Officer
                            Bridget A. Macaskill, President
                            Robert G. Avis, Trustee
                            William A. Baker, Trustee
                            Raymond J. Kalinowski, Trustee
                            C. Howard Kast, Trustee
                            Robert M. Kirchner, Trustee
                            Ned M. Steel, Trustee
                            David P. Negri, Vice President
                            John S. Kowalik, Vice President
                            Andrew J. Donohue, Vice President and Secretary
                            Brian W. Wixted, Vice President and Treasurer
                            Robert G. Zack, Assistant Secretary
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor          OppenheimerFunds, Inc.

================================================================================
Distributor                 OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder    OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of                The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors        Deloitte & Touche llp

================================================================================
Legal Counsel               Myer, Swanson, Adams & Wolf, P.C.

                            The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                            This is a copy of a report to shareholders of Oppenheimer Bond Fund. This report must be preceded by a Prospectus of Oppenheimer Bond Fund. For material information concerning the Fund, see the Prospectus.
                            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                    45       Oppenheimer Bond Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------


==============================================================================================
Real Asset Funds
----------------------------------------------------------------------------------------------
Real Asset Fund                 Gold & Special Minerals Fund

==============================================================================================
Global Stock Funds
----------------------------------------------------------------------------------------------
Developing Markets Fund         International Growth Fund         Global Growth & Income Fund
International Small             Global Fund                       Europe Fund
 Company Fund                   Quest Global Value Fund

==============================================================================================
Stock Funds
----------------------------------------------------------------------------------------------
Enterprise Fund                 MidCap Fund                       Growth Fund
Discovery Fund                  Capital Appreciation Fund         Large Cap Growth Fund
Quest Small Cap Value Fund      Quest Capital Value Fund          Disciplined Value Fund
                                                                  Quest Value Fund

==============================================================================================
Stock & Bond Funds
----------------------------------------------------------------------------------------------
Main Street Growth &            Total Return Fund                 Multiple Strategies Fund
 Income Fund(1)                 Quest Balanced                    Disciplined Allocation Fund
Quest Opportunity                Value Fund                       Convertible Securities Fund
 Value Fund                     Capital Income Fund(2)

==============================================================================================
Taxable Bond Funds
----------------------------------------------------------------------------------------------
International Bond Fund         Champion Income Fund              U.S. Government Trust
World Bond Fund                 Strategic Income Fund             Limited-Term Government Fund
High Yield Fund                 Bond Fund

==============================================================================================
Municipal Bond Funds
----------------------------------------------------------------------------------------------
California Municipal Fund(3)    Pennsylvania Municipal Fund(3)    Rochester Division:
Florida Municipal Fund(3)       Municipal Bond Fund               Rochester Fund Municipals
New Jersey Municipal Fund(3)    Insured Municipal Fund            Limited Term New York
New York Municipal Fund(3)      Intermediate Municipal Fund        Municipal Fund

==============================================================================================
Money Market Funds(4)
----------------------------------------------------------------------------------------------
Money Market Fund               Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                    46       Oppenheimer Bond Fund

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                               Distributor, Inc.


RS0285.001.0699  August 27, 1999